Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the fair value and carrying amount of OG&E's financial instruments at December 31, 2017 and 2016.

Year Ended December 31 (In millions)	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term Debt (including Long-term Debt due within one year):
Senior Notes	$2,854.3	$3,242.8	$2,385.5	$2,657.2
Industrial Authority Bonds	135.4	135.4	135.4	135.4
Tinker Debt	9.7	9.8	9.9	11.3